Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of assets pledged

Financial assets pledged as collateral
	2025	2024
	$m	$m
Treasury bills and other eligible securities	23,482	17,713
Loans and advances to banks	16,452	14,880
Loans and advances to customers	20,416	24,524
Debt securities	124,971	91,975
Equity securities	51,213	51,642
Other	61,594	63,386
Assets pledged at 31 Dec	298,128	264,120

Disclosure of financial assets pledged as collateral which the counterparty has the right to sell or repledge

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2025	2024
	$m	$m
Trading assets	95,938	84,863
Financial investments	64,163	47,248
At 31 Dec	160,101	132,111

Disclosure of transferred financial assets not qualifying for full derecognition and associated financial liabilities

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:
	Transferred assets	Associated liabilities
	$m	$m
At 31 Dec 2025
Repurchase agreements	109,524	96,980
Securities lending agreements	62,679	2,005

At 31 Dec 2024
Repurchase agreements	83,585	75,625
Securities lending agreements	58,232	4,361
1Excludes assets classified as held for sale